Financial Instruments - Thereof aggregated to categories according to IFRS 9 (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Carrying amount	€ 203,115
Carrying amount, financial liabilities	252,997
Financial assets measured at amortized cost
Financial Instruments
Carrying amount	198,474	€ 205,548
Carrying amount, financial liabilities		63,433
FVTPL.
Financial Instruments
Carrying amount	4,641
Financial liabilities at fair value through profit or loss, category
Financial Instruments
Carrying amount, financial liabilities	205,013	26,267
Financial liabilities measured at amortized cost
Financial Instruments
Carrying amount, financial liabilities	€ 47,984	€ 37,166